Note 6 - Income Taxes - Components of Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Federal
Current		$ (714,684)
Deferred	1,178,073	(644,865)
Total Federal Taxes	1,178,073	(1,359,549)
State
Current	38,742
Deferred	91,075	(112,583)
Total State Taxes	129,817	(112,583)
Total	$ 1,307,890	$ (1,472,132)